Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Gross Future Minimum Payments Under Non-cancelable Operating Leases
The following table outlines our gross future minimum payments under all non-cancelable operating leases as of September 30, 2015 (dollars in thousands):

Year Ending September 30,	Operating Leases	Operating leases under restructuring	Total
2016	$36,744	$5,733	$42,477
2017	32,283	4,378	36,661
2018	24,724	4,405	29,129
2019	16,669	4,448	21,117
2020	14,864	4,490	19,354
Thereafter	97,537	24,127	121,664
Total	$222,821	$47,581	$270,402